Investment Objectives and Goals - State Street SPDR SP Leveraged Loan ETF	Nov. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® SPDR® S&P® Leveraged Loan ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Leveraged Loan ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. leveraged loan market.